PIMCO Funds

Supplement Dated July 14, 2026 to the

Municipal Value Funds Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”), each

dated August 1, 2025, as supplemented from time to time

Disclosure Related to PIMCO National Municipal Opportunistic Value Fund (the “Fund”)

As previously disclosed on May 15, 2026, effective August 1, 2026, PIMCO National Municipal Opportunistic Value Fund is re-named PIMCO National Municipal Opportunistic Advantage Fund. Therefore, effective August 1, 2026, all references to PIMCO National Municipal Opportunistic Value Fund in the Prospectus and SAI are replaced with PIMCO National Municipal Opportunistic Advantage Fund.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_071426